Quarterly Holdings Report
for
Fidelity® International Small Cap Opportunities Fund
January 31, 2025
ILS-NPRT1-0425
1.827842.119
Common Stocks - 89.5%
	Shares	Value ($)
AUSTRALIA - 1.9%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Whitehaven Coal Ltd	1,135,000	4,265,057
Financials - 0.8%
Insurance - 0.8%
Steadfast Group Ltd	2,796,460	10,046,098
Materials - 0.9%
Metals & Mining - 0.9%
Imdex Ltd	6,980,074	11,324,765
TOTAL AUSTRALIA		25,635,920
BAILIWICK OF JERSEY - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
JTC PLC (a)(b)	555,000	6,826,393
BELGIUM - 2.2%
Financials - 1.6%
Banks - 1.6%
KBC Ancora	382,289	20,662,162
Industrials - 0.6%
Trading Companies & Distributors - 0.6%
Azelis Group NV	420,600	8,665,523
TOTAL BELGIUM		29,327,685
CANADA - 3.3%
Energy - 0.4%
Energy Equipment & Services - 0.4%
McCoy Global Inc	307,215	623,583
Pason Systems Inc (c)	587,900	5,339,581
		5,963,164
Industrials - 1.7%
Aerospace & Defense - 0.2%
CAE Inc (d)	125,600	2,961,649
Trading Companies & Distributors - 1.5%
Richelieu Hardware Ltd (c)	680,963	19,247,917
TOTAL INDUSTRIALS		22,209,566

Information Technology - 0.2%
Software - 0.2%
Lumine Group Inc Subordinate Voting Shares (a)(d)	120,000	3,182,991
Materials - 1.0%
Metals & Mining - 1.0%
Osisko Gold Royalties Ltd	702,100	12,985,480
TOTAL CANADA		44,341,201
CHINA - 0.3%
Consumer Staples - 0.3%
Personal Care Products - 0.3%
Chlitina Holding Ltd	1,048,842	3,429,879
EGYPT - 0.2%
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Integrated Diagnostics Holdings PLC (a)(b)(d)	5,696,716	2,107,785
FRANCE - 2.5%
Consumer Staples - 0.3%
Beverages - 0.3%
Laurent-Perrier	39,132	4,262,531
Health Care - 0.7%
Pharmaceuticals - 0.7%
Vetoquinol SA (c)	121,442	8,944,859
Industrials - 0.5%
Aerospace & Defense - 0.5%
LISI SA	223,010	6,339,006
Information Technology - 1.0%
Software - 1.0%
Lectra	470,006	13,091,637
TOTAL FRANCE		32,638,033
GERMANY - 5.6%
Communication Services - 3.2%
Entertainment - 2.2%
CTS Eventim AG & Co KGaA	292,392	28,634,113
Interactive Media & Services - 1.0%
Scout24 SE (a)(b)	140,700	13,683,954
TOTAL COMMUNICATION SERVICES		42,318,067

Health Care - 0.7%
Health Care Technology - 0.7%
Nexus AG	135,558	9,773,637
Industrials - 1.7%
Aerospace & Defense - 1.5%
Rheinmetall AG	25,200	19,748,029
Machinery - 0.2%
Stabilus SE	89,195	2,956,362
TOTAL INDUSTRIALS		22,704,391

TOTAL GERMANY		74,796,095
GREECE - 0.3%
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Athens International Airport SA	388,700	3,455,744
IRELAND - 1.8%
Consumer Discretionary - 0.4%
Household Durables - 0.4%
Cairn Homes PLC	2,335,691	5,502,444
Industrials - 1.0%
Trading Companies & Distributors - 1.0%
AerCap Holdings NV	143,200	13,689,921
Real Estate - 0.4%
Residential REITs - 0.4%
Irish Residential Properties Reit PLC	5,354,557	5,193,754
TOTAL IRELAND		24,386,119
ISRAEL - 1.6%
Financials - 0.6%
Capital Markets - 0.6%
Tel Aviv Stock Exchange Ltd	674,096	7,653,031
Information Technology - 1.0%
Communications Equipment - 1.0%
Ituran Location and Control Ltd	402,877	13,452,063
TOTAL ISRAEL		21,105,094
ITALY - 2.6%
Industrials - 2.6%
Machinery - 2.6%
Interpump Group SpA	717,640	34,037,614
JAPAN - 23.1%
Communication Services - 0.2%
Entertainment - 0.2%
Daiichikosho Co Ltd	258,100	3,004,655
Consumer Discretionary - 5.1%
Automobile Components - 0.2%
Shoei Co Ltd (c)	186,604	2,587,967
Distributors - 0.3%
Central Automotive Products Ltd	156,500	4,634,579
Diversified Consumer Services - 0.4%
Aucnet Inc	281,977	4,770,060
Hotels, Restaurants & Leisure - 3.1%
Curves Holdings Co Ltd	2,516,278	11,924,055
Gift Holdings Inc	265,000	5,611,770
Koshidaka Holdings Co Ltd (c)	2,054,825	14,097,770
Monogatari Corp/The (c)	413,700	8,920,248
		40,553,843
Leisure Products - 0.3%
Yonex Co Ltd	261,000	3,511,508
Specialty Retail - 0.8%
USS Co Ltd	1,221,680	10,953,940
TOTAL CONSUMER DISCRETIONARY		67,011,897

Consumer Staples - 1.3%
Consumer Staples Distribution & Retail - 1.1%
Daikokutenbussan Co Ltd	74,100	3,601,757
Kusuri no Aoki Holdings Co Ltd	268,500	5,720,515
YAKUODO Holdings Co Ltd	411,500	5,094,342
		14,416,614
Food Products - 0.0%
Iwatsuka Confectionery Co Ltd	37,800	630,817
Personal Care Products - 0.2%
Artnature Inc	531,000	2,747,514
TOTAL CONSUMER STAPLES		17,794,945

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
San-Ai Obbli Co Ltd	510,700	5,917,228
Health Care - 1.9%
Health Care Equipment & Supplies - 1.5%
Medikit Co Ltd	281,800	4,770,528
Nagaileben Co Ltd	720,427	9,656,982
Paramount Bed Holdings Co Ltd	238,520	4,307,614
Techno Medica Co Ltd	80,791	917,201
		19,652,325
Health Care Technology - 0.4%
Software Service Inc	66,400	5,062,429
TOTAL HEALTH CARE		24,714,754

Industrials - 4.7%
Commercial Services & Supplies - 0.8%
Japan Elevator Service Holdings Co Ltd	340,000	6,581,040
Pronexus Inc (c)	476,400	4,091,801
		10,672,841
Construction & Engineering - 1.2%
SHO-BOND Holdings Co Ltd	484,400	15,697,106
Machinery - 2.5%
Fujitec Co Ltd	382,300	14,552,638
Mitsuboshi Belting Ltd	117,580	2,977,018
NS Tool Co Ltd	648,900	3,177,907
OSG Corp	503,400	5,571,348
Tocalo Co Ltd	608,636	7,053,668
		33,332,579
Professional Services - 0.2%
Funai Soken Holdings Inc	196,950	3,055,742
TOTAL INDUSTRIALS		62,758,268

Information Technology - 6.5%
Electronic Equipment, Instruments & Components - 3.2%
Ai Holdings Corp	172,500	2,208,228
Azbil Corp	5,123,368	38,592,798
		40,801,026
IT Services - 2.2%
Digital Hearts Holdings Co Ltd	402,014	2,254,519
NSD Co Ltd	648,849	13,699,758
Obic Co Ltd	277,000	8,272,682
TIS Inc	239,700	5,300,076
		29,527,035
Software - 1.1%
Broadleaf Co Ltd	2,072,198	8,541,566
Miroku Jyoho Service Co Ltd	261,700	3,221,638
WingArc1st Inc	134,500	2,969,338
		14,732,542
TOTAL INFORMATION TECHNOLOGY		85,060,603

Materials - 2.1%
Chemicals - 2.1%
Kansai Paint Co Ltd	299,100	4,053,481
Nihon Parkerizing Co Ltd	1,318,878	10,755,135
SK Kaken Co Ltd	230,400	13,290,766
		28,099,382
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
Goldcrest Co Ltd (c)	610,730	12,141,990
TOTAL JAPAN		306,503,722
KOREA (SOUTH) - 0.4%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
BGF retail Co Ltd	70,256	4,980,458
NETHERLANDS - 5.1%
Industrials - 3.6%
Machinery - 2.1%
Aalberts NV (d)	768,897	27,359,524
Trading Companies & Distributors - 1.5%
IMCD NV	125,732	19,747,764
TOTAL INDUSTRIALS		47,107,288

Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
BE Semiconductor Industries NV	160,329	20,740,766
TOTAL NETHERLANDS		67,848,054
NORWAY - 2.0%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Medistim ASA	185,242	2,618,562
Industrials - 1.8%
Aerospace & Defense - 1.8%
Kongsberg Gruppen ASA	197,981	23,543,554
TOTAL NORWAY		26,162,116
PHILIPPINES - 0.4%
Industrials - 0.4%
Transportation Infrastructure - 0.4%
International Container Terminal Services Inc	970,000	5,787,090
SPAIN - 0.3%
Industrials - 0.3%
Machinery - 0.3%
Fluidra SA	154,201	3,980,007
SWEDEN - 14.4%
Communication Services - 1.1%
Interactive Media & Services - 1.1%
Hemnet Group AB	422,502	14,076,033
Consumer Discretionary - 1.4%
Automobile Components - 1.4%
Autoliv Inc	195,000	18,848,700
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
AddLife AB B Shares	301,520	4,119,869
Industrials - 5.8%
Aerospace & Defense - 0.8%
INVISIO AB	383,163	11,403,866
Trading Companies & Distributors - 5.0%
AddTech AB B Shares	1,848,275	54,075,688
Bergman & Beving AB B Shares	417,154	12,114,539
		66,190,227
TOTAL INDUSTRIALS		77,594,093

Information Technology - 5.4%
Electronic Equipment, Instruments & Components - 5.4%
Lagercrantz Group AB B Shares	3,355,212	71,414,531
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
John Mattson Fastighetsforetagen AB (d)	942,052	5,335,672
TOTAL SWEDEN		191,388,898
SWITZERLAND - 0.5%
Health Care - 0.5%
Life Sciences Tools & Services - 0.5%
Tecan Group AG	23,050	5,972,879
TAIWAN - 1.4%
Communication Services - 0.7%
Interactive Media & Services - 0.7%
Addcn Technology Co Ltd	1,613,028	8,967,245
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
eMemory Technology Inc	101,000	9,899,840
TOTAL TAIWAN		18,867,085
TURKEY - 0.2%
Industrials - 0.2%
Electrical Equipment - 0.2%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	659,300	2,163,011
UNITED KINGDOM - 15.6%
Communication Services - 1.7%
Interactive Media & Services - 1.7%
Baltic Classifieds Group PLC	3,364,002	14,327,475
Rightmove PLC	998,693	8,289,042
		22,616,517
Consumer Discretionary - 3.9%
Hotels, Restaurants & Leisure - 2.3%
Dp Poland PLC (d)	18,541,591	2,241,498
InterContinental Hotels Group PLC ADR	212,200	28,587,584
		30,829,082
Leisure Products - 1.6%
Games Workshop Group PLC	118,200	21,338,580
TOTAL CONSUMER DISCRETIONARY		52,167,662

Industrials - 5.2%
Machinery - 1.8%
Bodycote PLC	2,684,726	21,404,131
Spirax Group PLC	25,691	2,578,603
		23,982,734
Marine Transportation - 0.8%
Clarkson PLC	196,153	10,409,393
Trading Companies & Distributors - 2.6%
Diploma PLC	180,000	10,159,245
Howden Joinery Group PLC	2,379,700	24,209,591
		34,368,836
TOTAL INDUSTRIALS		68,760,963

Information Technology - 4.2%
Electronic Equipment, Instruments & Components - 3.6%
Oxford Instruments PLC	318,100	8,282,656
Spectris PLC	1,035,478	38,978,876
		47,261,532
Software - 0.6%
Sage Group PLC/The	528,700	8,836,613
TOTAL INFORMATION TECHNOLOGY		56,098,145

Real Estate - 0.6%
Residential REITs - 0.6%
UNITE Group PLC/The	742,900	7,894,013
TOTAL UNITED KINGDOM		207,537,300
UNITED STATES - 3.3%
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
PriceSmart Inc	97,060	8,829,548
Financials - 2.6%
Capital Markets - 2.6%
Morningstar Inc	105,821	34,777,014
TOTAL UNITED STATES		43,606,562
TOTAL COMMON STOCKS (Cost $847,889,535)		1,186,884,744

International Equity Funds - 8.0%
	Shares	Value ($)
iShares MSCI EAFE Small-Cap ETF (c)	1,000,000	62,560,000
Schwab Fundamental International Small Equity ETF	1,250,000	43,800,000
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $107,468,552)		106,360,000

Money Market Funds - 8.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.37	29,812,173	29,818,135
Fidelity Securities Lending Cash Central Fund (e)(f)	4.37	75,756,622	75,764,198
TOTAL MONEY MARKET FUNDS (Cost $105,582,332)			105,582,333

TOTAL INVESTMENT IN SECURITIES - 105.5% (Cost $1,060,940,419)	1,398,827,077
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(72,307,740)
NET ASSETS - 100.0%	1,326,519,337

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $25,801,123 or 1.9% of net assets.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,618,132 or 1.7% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	34,774,965	99,504,964	104,461,794	447,384	-	-	29,818,135	29,812,173	0.1%
Fidelity Securities Lending Cash Central Fund	18,102,100	246,142,323	188,480,225	17,136	-	-	75,764,198	75,756,622	0.3%
Total	52,877,065	345,647,287	292,942,019	464,520	-	-	105,582,333	105,568,795

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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